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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/07


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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN RESERVE FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2007 (UNAUDITED)


PAR                                                                                             YIELD ON
AMOUNT                                                                           MATURITY        DATE OF       AMORTIZED
(000)      DESCRIPTION                                                             DATE         PURCHASE          COST
-------------------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER   45.7%
$  10,000  American General Finance Corp. ..................................     03/22/07         5.274%     $  9,969,433
    8,000  American General Finance Corp. ..................................     04/11/07         5.269         7,952,303
   10,000  American Honda Finance Corp. ....................................     04/27/07         5.292         9,917,192
   15,000  Bank of America Corp. ...........................................     06/08/07         5.309        14,785,913
   10,000  Citigroup Funding, Inc. .........................................     05/24/07         5.337         9,877,500
    5,000  Citigroup Funding, Inc. .........................................     05/25/07         5.343         4,938,021
    8,726  DaimlerChrysler Revolving Auto
              Conduit LLC, Series II .......................................     04/12/07         5.301         8,672,502
   10,000  DaimlerChrysler Revolving Auto
              Conduit LLC, Series II .......................................     04/23/07         5.303         9,922,635
   15,000  General Electric Capital Corp. ..................................     06/07/07         5.312        14,786,850
   10,000  HBOS Treasury Services PLC ......................................     03/19/07         5.330         9,973,700
   10,000  HSBC Finance Corp. ..............................................     03/16/07         5.294         9,978,125
   10,000  Merrill Lynch & Co., Inc. .......................................     08/20/07         5.319         9,752,989
    5,745  MetLife Funding, Inc. ...........................................     05/16/07         5.299         5,681,569
    9,000  New Center Asset Trust ..........................................     03/01/07         5.311         9,000,000
   10,000  New Center Asset Trust ..........................................     03/01/07         5.253        10,000,000
   11,500  Sanpaolo IMI US Financial Co. ...................................     03/01/07         5.331        11,500,000
    6,000  Sanpaolo IMI US Financial Co. ...................................     04/27/07         5.331         5,950,505
   10,000  Societe Generale, NA ............................................     03/26/07         5.331         9,963,784
   10,000  Societe Generale, NA ............................................     04/02/07         5.298         9,953,733
    5,000  Toyota Motor Credit Corp. .......................................     05/04/07         5.303         4,953,778
    5,000  Toyota Motor Credit Corp. .......................................     06/21/07         5.315         4,919,111
                                                                                                             ------------
           TOTAL COMMERCIAL PAPER .....................................................................       192,449,643
                                                                                                             ------------

           FLOATING RATE NOTES   43.3%
   10,000  American Express Credit Corp. ...................................     06/12/07         5.320*       10,000,848
   15,000  Bank of New York ................................................     11/16/07         5.335*       15,002,574
   20,000  Branch Banking & Trust ..........................................     05/16/07         5.350*       20,001,036
   13,000  Calyon ..........................................................     09/13/07         5.300*       12,998,608
   10,000  Goldman Sachs Group, Inc. (The) .................................     12/28/07         5.473*       10,007,643
    5,000  HSBC Finance Corp. ..............................................     07/27/07         5.360*        5,001,176
   10,000  Lehman Brothers Holdings, Inc. ..................................     05/31/07         5.370*       10,001,696
   20,000  SunTrust Bank ...................................................     05/01/07         5.290*       20,000,274
    5,000  Toyota Motor Credit Corp. .......................................     10/15/07         5.330*        5,001,172
   10,000  US Bank, NA Cincinnati...........................................     09/10/07         5.383*       10,004,139

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
    9,500  US Bank, NA Cincinnati ..........................................     10/01/07         5.390*        9,503,999
   20,000  Wachovia Bank, NA ...............................................     06/04/07         5.300*       20,000,872
   20,000  Wal-Mart Stores, Inc. ...........................................     03/28/07         5.260*       19,999,104
   15,000  Westpac Banking Corp. ...........................................     06/12/07         5.306*       14,997,503
                                                                                                             ------------
           TOTAL FLOATING RATE NOTES ..................................................................       182,520,644
                                                                                                             ------------

           CERTIFICATES OF DEPOSIT   9.5%
   15,000  Bear Stearns Co., Inc. (The) ....................................     08/15/07         5.386        15,000,000
    5,000  Fortis Bank .....................................................     04/30/07         5.330         4,999,072
   20,000  Norinchukin Bank, NY ............................................     07/12/07         5.350        20,000,000
                                                                                                             ------------
           TOTAL CERTIFICATES OF DEPOSIT ..............................................................        39,999,072
                                                                                                             ------------

           REPURCHASE AGREEMENT   1.0%
    4,100  Citigroup Global Markets, Inc. ($4,100,000 par collateralized by
              U.S. Government obligations in a pooled cash account, interest rate of 5.27%, dated 02/28/07, to be sold on 03/01/07 at
              $4,100,600) .............................................................................         4,100,000
                                                                                                             ------------

TOTAL INVESTMENTS  99.5% (a) ..........................................................................       419,069,359

OTHER ASSETS IN EXCESS OF LIABILITIES  0.5% ...........................................................         2,343,090
                                                                                                             ------------

NET ASSETS  100.0% ....................................................................................      $421,412,449
                                                                                                             ============


Percentages are calculated as a percentage of net assets.

*    Yield in effect as of February 28, 2007.

(a) At February 28, 2007, cost is identical for both book and federal income tax purposes.

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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Reserve Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2007